Advance to suppliers (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Advance to suppliers	$ 1,153	6,977	13,543
Advance to suppliers - long term, net	353	2,134	5,299
Allowance for bad debts	$ 45	272	1,616